Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 493.7	$ 340.5
Allowance for doubtful accounts	(3.6)	(4.4)
Trade receivables net of allowance	490.1	336.1
Sales tax and other government receivables	140.8	118.0
Other	24.1	11.6
Total trade and other receivables	$ 655.0	$ 465.7